Securities Management & Timing Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                                  THE SMT FUND


ITEM                                       SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Performance Information
  4........................The Fund, Investment Objective and Strategies and Risk Considerations,
                           Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.............................   None
  6........................Cover Page, Dividends and Distributions, Taxes, General Information,
                           How to Redeem Shares
  7........................Cover Page, How to Invest in the Fund, Share Price Calculation,
                           Operation of the Fund, How to Redeem Shares
  8........................How to Redeem Shares
  9........................None..
 13........................Investment Objectives and Strategies and Risk Considerations
 15........................General Information


                                            SECTION IN STATEMENT OF
ITEM                                        ADDITIONAL INFORMATION


 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and Risk Considerations,
                           Investment Limitations
 14........................Trustees and Officers
 15........................Description of the Trust
 16........................The Investment Adviser, Custodian, Transfer Agent, Accountants,
                           Trustees and Officers
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price
 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................Financial Statements


                                 THE SMT FUND



PROSPECTUS                                                         June 1, 1998

                         620 Woodmere Avenue, Suite B
                        Traverse City, Michigan  49686

               For Information, Shareholder Services and Requests:
                        1-877-SMT-FUND (1-877-768-3863)



     The SMT Fund (the "Fund") is a diversified, open-end mutual fund whose investment objective is to provide long term capital appreciation. The Fund seeks to achieve this objective by following a market timing strategy which is based on a proprietary investment model developed by Securities Management & Timing, Inc., the Fund's adviser. The Fund attempts to be "in the market" (invested in a broad range of common stocks) when the market is rising and "out of the market" (invested in money market instruments) when the market is declining.






     This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated June 1, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           SUMMARY OF FUND EXPENSES

     The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets.

     Shareholders should be aware that the management fees paid by the Fund are substantially higher than those paid by most mutual funds. As a result, total Fund operating expenses will be higher than most mutual funds. There are, however, no sales charges, commissions or 12b-1 fees. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Adviser pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

Shareholder Transaction Expenses1
Sales Load Imposed on Purchases ............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fee..............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)2
         Management Fees...................................................4.89%
         12b-1 Charges......................................................NONE
         Other Expenses....................................................0.10%
Total Fund Operating Expenses..............................................4.99%

1  Processing organizations may impose transactional fees on shareholders.

2 The Adviser's fee is equal to 4.95% of the Fund's average daily net assets, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 4.99%. This means that the Fund's operating expenses will be 4.99%. Because other expenses are estimated to be 0.10%, the management fees are estimated to be 4.89%.

                                 Example

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                     1 Year                      3 Years
                      $50                          $150

The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.


                                  THE FUND

     The SMT Fund (the "Fund") was organized as a series of Securities Management & Timing Funds, an Ohio business trust (the "Trust") on February 20, 1998. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is Securities Management & Timing, Inc. (the "Adviser").

          INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS

     The investment objective of the Fund is to provide long term capital appreciation. The Fund seeks to achieve this objective by following a market timing strategy which is based on a proprietary investment model developed by the Adviser. The Fund attempts to be "in the market" (invested in a broad range of common stocks) when the market is rising and "out of the market" (invested in money market instruments) when the market is declining.

     The Adviser's market timing strategy uses a proprietary, computer-driven technical model that generates buy and sell signals. When the technical indicators in the model generate a buy signal, the Fund will substantially invest in a broad range of high quality stocks selected by the Adviser. When the indicators generate a sell signal, the stocks will be sold and the proceeds invested in money market instruments. If the strategy is successful, the Fund generally will participate in rising markets and avoid the risk of declining markets. Of course, the Adviser may position the fund improperly for future market movements, in which case the Fund may miss rising markets and not avoid declining markets. The model does not recommend or select specific securities for purchase or sale by the Fund, but is designed to generate buy and sell signals for the market as a whole.

     The Fund's market timing strategy is designed to take advantage of rising markets and avoid the risk of declining markets. If the Adviser successfully positions the Fund for market trends, the Fund should outperform an equivalent portfolio held through periods of market decline. However, there is the risk that the Adviser may not be successful, and the Fund could be exposed to declining markets or could miss a market rise. At the moment of any signal, the Adviser will not know whether that particular signal will turn out to have indicated the start of a major or minor market move in either direction, or whether it will prove to be a false signal. Craig M. Pauly, President of the Adviser and the Fund's portfolio manager, has been managing equity accounts using the Adviser's market timing strategy since January 1, 1992.


     Over the past six years, the Adviser's model has generated an average of 28 buy signals and 28 sell signals annually. Based on the buy and sell signals, the Adviser's model has been "in the market" an average of 50% of each year and "out of the market" an average of 50% of each year. The Fund, therefore, can be expected to have extremely high portfolio turnover (not expected to exceed 3500%), which will result in significantly greater short term capital gains (or losses) and transaction costs than funds with lower portfolio turnover. Short term gains are taxable to many shareholders as ordinary income (see "Taxes"). The Fund is designed for long term investors, and because of the tax consequences of the anticipated portfolio turnover, may be particularly appropriate for tax deferred retirement plans.

     When the Fund is in the market, the Adviser generally intends to stay fully invested (subject to liquidity requirements) in common stock. The Fund normally will invest primarily in common stocks of companies whose securities, in the opinion of the Adviser, are well established and enjoy an acceptable degree of liquidity. Most equity securities in the Fund's portfolio are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ over the counter market. The Fund may also invest in preferred stocks and warrants. Warrants are options to purchase equity securities at a specified price valid for a specific time period.

     When the Fund is out of the market, the Fund normally will hold all of its assets in money market instruments (high quality fixed income securities with maturities of less than one year), securities of money market funds or repurchase agreements fully collateralized by U.S. government obligations. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees.

     As all investment securities are subject to inherent risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that the Adviser has no prior experience in managing investment companies and limited experience selecting individual stocks and money market instruments, and that the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained.

                       HOW TO INVEST IN THE FUND

     Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $10,000 ($2,000 for qualified retirement accounts and medical savings accounts) and minimum subsequent investments of $500. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

     By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to The SMT Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below:

U.S. Mail:        The SMT Fund                                Overnight:        The SMT Fund
                  c/o Unified Fund Services, Inc.                               c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                                 431 N. Pennsylvania St.
                  Indianapolis, Indiana 46204-6110                              Indianapolis, Indiana  46204

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.




     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 877-SMT- FUND to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application by facsimile. Then, you should provide your bank with the following information for purposes of wiring your investment: Star Bank, N.A. Cinti/Trust ABA #0420-0001-3 Attn: The SMT Fund D.D.A. #488920604 Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)


     You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to The SMT Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer term investments, the Fund may be a particularly appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

     Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.


                               HOW TO REDEEM SHARES

     All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                               The SMT Fund
                               c/o Unified Fund Services, Inc.
                               431 N. Pennsylvania St.
                               Indianapolis, Indiana  46204


     "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Transfer Agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at 877-SMT-FUND. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


     The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (877) SMT-FUND. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $10,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.


                            SHARE PRICE CALCULATION

     The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                         DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

     Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                    TAXES

     The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.


     The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

     On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.


                             OPERATION OF THE FUND

     The Fund is a diversified series of Securities Management & Timing Funds, an open-end management investment company organized as an Ohio business trust on February 20, 1998. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

     The Fund retains Securities Management & Timing, Inc., 620 Woodmere Avenue, Suite B, Traverse City, Michigan 49686 (the "Adviser") to manage the Fund's investments. Craig M. Pauly is the sole shareholder of the Adviser and has served as President of the Adviser since June of 1993. Mr. Pauly is responsible for the day-to-day management of the Fund's portfolio. The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 4.95% of its average daily net assets, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 4.99%. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses on non-interested person trustees and extraordinary expenses.

     The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Fund also retains Unified Fund Services, Inc. (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. For its services as Administrator, Unified Fund Services, Inc. receives a monthly fee from the Adviser equal to an annual average rate of 0.08% of the Fund's average daily net assets, subject to an annual minimum fee of $17,500. The Fund retains Unified Management Corporation, 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor") to act as the principal distributor of the Fund's shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for the Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. In addition, the Adviser (not the Fund) may compensate brokers and other intermediaries for directing assets to or retaining assets in the Fund.

                          GENERAL INFORMATION

     Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

     Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Prior to the offering made by this Prospectus, Securities Management & Timing, Inc. purchased for investment all of the outstanding shares of the Fund and as a result it, and its sole shareholder Craig M. Pauly, may be deemed to control the Fund.

                             PERFORMANCE INFORMATION

     The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.


     The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

     The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

     The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.


Investment Adviser                             Transfer Agent and Administrator
Securities Management & Timing, Inc.           Unified Fund Services, Inc.
620 Woodmere Avenue, Suite B                   431 North Pennsylvania Street
Traverse City, Michigan  49686                 Indianapolis, Indiana  46204

Custodian                                      Auditors
Star Bank, N.A.                                McCurdy & Associates CPA's, Inc.
425 Walnut Street., M.L. 6118                  27955 Clemens Road
Cincinnati, Ohio  45202                        Westlake, Ohio  44145

                                               Distributor
                                               Unified Management Corporation
                                               431 North Pennsylvania Street
                                               Indianapolis, Indiana  46204

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                            TABLE OF CONTENTS                            PAGE


SUMMARY OF FUND EXPENSES

         Shareholder Transaction Expenses
         Annual Fund Operating Expenses

THE FUND

INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS

HOW TO INVEST IN THE FUND

         Initial Purchase
         Additional Investments
         Tax Sheltered Retirement Plans
         Other Purchase Information

HOW TO REDEEM SHARES

         By Mail
         By Telephone
         Additional Information

SHARE PRICE CALCULATION

DIVIDENDS AND DISTRIBUTIONS

TAXES

OPERATION OF THE FUND

GENERAL INFORMATION

         Fundamental Policies
         Shareholder Rights

PERFORMANCE INFORMATION

                                    THE SMT FUND




                       STATEMENT OF ADDITIONAL INFORMATION



                                     June 1, 1998










     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The SMT Fund dated June 1, 1998. A copy of the Prospectus can be obtained by writing the Fund at 620 Woodmere Avenue, Suite B, Traverse City, Michigan 49686, or by calling 1-877-SMT-FUND (1-877-768-3863).

                        STATEMENT OF ADDITIONAL INFORMATION


                                  TABLE OF CONTENTS

                                                                           PAGE


DESCRIPTION OF THE TRUST....................................................  1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
         CONSIDERATIONS.....................................................  1

INVESTMENT LIMITATIONS......................................................  2

THE INVESTMENT ADVISER......................................................  4

TRUSTEES AND OFFICERS.......................................................  5

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................  6

DETERMINATION OF SHARE PRICE................................................  7

INVESTMENT PERFORMANCE......................................................  7

CUSTODIAN...................................................................  8

TRANSFER AGENT..............................................................  8

ACCOUNTANTS.................................................................  9

DISTRIBUTOR.................................................................  9

FINANCIAL STATEMENTS........................................................  9

DESCRIPTION OF THE TRUST

     The  SMT  Fund  (the  "Fund")  was  organized  as a  series  of  Securities
Management & Timing Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated February 20, 1998 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees.

     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objective and Strategies".

Repurchase Agreements. Repurchase transactions are transactions by which The Fund purchases a U.S. Government obligation and simultaneously commits to resell that obligation to the seller at an agreed upon price and date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased obligation. A repurchase transaction involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying U.S. Government obligation. In the event of a bankruptcy or other default of the seller of a repurchase agreement, The Fund could experience both delays in liquidating the underlying U.S. Government obligation and losses. To minimize these possibilities, The Fund intends to enter into repurchase agreements only with its custodian, banks having assets in excess of $1 billion and the largest and most creditworthy (as determined by the Board of Trustees and the Adviser) securities dealers. In addition, the repurchase agreements will be fully collateralized by the underlying U.S. Government obligations

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.


     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Fund will not purchase or sell puts, calls, options or straddles.

     5. Loans. The Fund will not loan its portfolio securities.

THE INVESTMENT ADVISER

     The Fund's investment adviser is Securities Management & Timing, Inc., 620 Woodmere Avenue, Suite B, Traverse City, Michigan 49686 (the "Adviser"). Craig
M. Pauly is the sole shareholder and President of the Adviser.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 4.95% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

     The Adviser retains the right to use the names "Securities Management & Timing" and "SMT" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the names "Securities Management & Timing" and "SMT" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

                                 Name, Age
                                and Address
                                  Position
                            Principal Occupations
                             During Past 5 Years

Craig M. Pauly *                     Trustee, President
Age: 26                              and Treasurer
620 Woodmere, Suite B                Director and President of Securities Management &
Traverse City, MI  49686             Timing, Inc. since 1993.





Brian D. Duddles                     Trustee, Secretary
Age: 34                              Origination Manager at Stone Ridge Mortgage since
P.O. Box 147                         7/94; Independent Representative at Royal Alliance,
Traverse City, MI  49685             a broker/dealer, from 1993 to 1994.




Jeffrey T. Nowicki                   Trustee
Age: 32                              Partner at Lamothe & Nowicki, an advertising
25 W. Michigan Avenue                company, since 7/97; Partner at Partners
Suite 801                            Advertising, an advertising company, from 1/95 to
Battle Creek, MI  49017              7/97; Economic Development Special Projects
                                     Director at Cereal City Development Corporation
                                     from 7/92 to 1/95.


Dr. Mark Gulow                       Trustee
Age: 44                              Director of North Flight, a medical emergency and
401 Peninsula Knolls                 air transportation company, from 7/93 to present.
Traverse City, MI  49686

     Trustee fees are Trust expenses. The following table estimates the Trustees' compensation for the first full year of the Trust ending May 31, 1999.


                                             Name
                                 Total Compensation from Trust
                             (the Trust is not in a Fund Complex)
Craig M. Pauly
                                              $0
Brian D. Duddles
                                            $1,000
Jeffrey T. Nowicki
                                            $1,000
Dr. Mark Gulow
                                            $1,000
PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.

     When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes adjustment is reasonable. Transactions of advisory clients (including the Fund) may also be blocked with those of the Adviser. The Adviser will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Fund) are filled.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

     The Fund's Prospectus, in the section "How to Invest in the Fund," describes certain types of investors for whom sales charges will be waived. The Trustees have determined that the Fund incurs no appreciable distribution expenses in connection with sales to these investors and that it is therefore appropriate to waive sales charges for these investors.

INVESTMENT PERFORMANCE

     "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     Star Bank, N.A., 425 Walnut Street, M.L. 6118, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

     Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified Fund Services, Inc., in its capacity as Fund Administrator, provides the Fund with certain monthly reports, record- keeping and other management-related services. For a description of the fees paid by the Adviser on behalf of the Fund for these administrative services, see "Operation of the Fund" in the Fund's Prospectus.

ACCOUNTANTS

     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending May 31, 1999. McCurdy & Associates CPA's, Inc. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Management Corporation, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS





                  SECURITIES MANAGEMENT & TIMING FUNDS
                   STATEMENT OF ASSETS AND LIABILITIES
                             MAY 19, 1998





                                              SMT Fund


SSETS:
  Cash in Bank                                $100,000
  Organization Costs                            41,271
    Total Assets                               141,271





LIABILITIES:
  Note Payable                                  41,271
    Total Liabilities                           41,271



NET ASSETS                                    $100,000


NET ASSETS CONSIST OF:
  Capital Paid In                             $100,000


OUTSTANDING SHARES
  Unlimited Number of Shares
  Authorized Without Par Value                  10,000


NET ASSET VALUE PER SHARE                          $10

OFFERING PRICE PER SHARE                           $10


See Accountants' Audit Report

                   SECURITIES MANAGEMENT & TIMING FUNDS
                      NOTES TO FINANCIAL STATEMENTS
                              May 19, 1998


1.  ORGANIZATION

          Securities Management and Timing Funds (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Ohio by a Declaration of Trust dated February 20, 1998. The Declaration of Trust pro- vides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which presently consist of one series of shares for the SMT Fund.


     The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 10,000 Shares of the SMT Fund have taken place to date.

2.  RELATED PARTY TRANSACTIONS

     As of May 19, 1998, all of the outstanding shares of the Fund were owned by Securities Management and Timing, Inc. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. Securities Management and Timing, Inc. is controlled by Craig M. Pauly the President and Treasurer of the Fund.

     Securities Management and Timing, Inc., the Fund's investment adviser, is registered as an investment adviser under the Investment Advisers Act of 1940.

     As compensation for Securities Management and Timing, Inc.'s services rendered to the Fund, such Fund pays a fee, computed and paid monthly, at an annual rate of 4.95% of its average daily minus the amount by which the Fund's total expenses (including organization expenses but excluding brokerage, taxes, interest, and extraordinary expenses) exceeds 4.99%.

    3.  CAPITAL STOCK AND DISTRIBUTION

     At May 19, 1998, an unlimited number of shares were authorized and paid in capital amounted to $100,000 for the SMT Fund. Transactions in capital stock were as follows:

    Shares Sold:
      The SMT Fund                                 10,000

    Shares Redeemed:
      The SMT Fund                                      0


    Net Increase:
      The SMT Fund                                 10,000

    Shares Outstanding:
      The SMT Fund                                 10,000

4.  NOTE PAYABLE

     The note payable consists of a 6% demand note payable to Securities Management and Timing, Inc.

     This note is stated at cost. The Fund does not believe it is practicable to estimate fair value as the cost to provide such value would exceed the benefit.

5.  ORGANIZATION COSTS

     Organization costs are being amortized on a straight line basis over a five-year period.

     In the event the initial shareholder redeems their funds prior to the time that the organization costs have been fully amortized, the redemptions will be reduced by an amount equal to the unamortized portion of the organization costs.

To The Shareholders and Trustees
The Securities Management and Timing Funds

We have audited the accompanying statement of assets and liabili- ties of the Securities Management and Timing Funds (comprised of the SMT Fund) as of May 19, 1998. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstate- ment. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of May 19, 1998, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the SMT Fund as of May 19, 1998, in conformity with generally accepted accounting principles.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio
May 19, 1998